Business Description and Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes
Business Description and Accounting Policies

NOTE 1: DESCRIPTION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS

Australian-Canadian Oil Royalties Ltd. (the Company) was incorporated April 28, 1997 in Vancouver, British Columbia, Canada and consist of the parent company, three wholly owned subsidiaries, Cooper-Eromanga Oil Inc., Chelsea Oil Australia Pty. Ltd., 1629518 Alberta Ltd., and 20% of Cooper Basin Oil and Gas Inc.  Its primary business plan is the exploration and development of the Company’s Working Interest properties in Australia.  The Company also holds and acquires and sells Overriding Royalty Interests in Australia.  Current primary income sources are royalties earned on Overriding Royalty Interests held by the Company.  The primary producing properties held by the Company are located in Australia’s main onshore oil and gas producing basin.  These consolidated financial statements are prepared in U.S. dollars for use in U.S. securities filings.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  Intercompany accounts and transactions have been eliminated in consolidation.

Stock Based Compensation

The Company accounts for services acquired (and other expenses paid) using stock as compensation (or payment) based on the fair value of the shares issued. Fair value is determined based on the closing price of the stock on the date the Company becomes obligated to issue the shares.

Oil and Gas Properties

The Company follows the full cost method of accounting for oil and gas producing activities and, accordingly, capitalizes all costs incurred in the acquisition, exploration, and development of proved oil and gas properties, including the costs of abandoned properties, dry holes, geophysical costs, and annual rentals. All general corporate costs are treated as expenses as incurred. In general, sale or other dispositions of oil and gas properties are accounted for as adjustments to capitalized costs with no gain or loss recorded. Capitalized costs are recorded in cost centers on a country-by-country basis.  The Company had not participated in the exploration and development of proved oil and gas properties until 2012. Capitalized costs are subject to a “ceiling test,” which basically limits such costs to the aggregate of the “estimated present value,” discounted at a 10% interest rate of future net revenues from proved reserves, based on current economic and operating conditions, plus the lower of cost or fair market value of unproved properties. Costs in excess of the ceiling test are adjusted against income.

Costs of producing royalty interests are being amortized over the estimated reserves reported by the  Queensland,  Australia government (for Queensland properties) and the operator of the Victoria, Australia petroleum lease (Victoria property). Costs of non-producing interests are not being amortized pending development or production and sale of oil or gas, but they are assessed for impairment on an aggregate country-by-country basis.

Office Equipment and Software

Office equipment and software are carried at depreciated cost. Acquisitions are recorded at cost. Expenditures for major renewals and betterments that extend the useful lives are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. The cost of software and equipment is depreciated over the estimated useful lives of the related asset. Depreciation is computed on the straight-line method for financial reporting purposes.

Income Taxes

Deferred tax liabilities and assets result from temporary differences between the financial statement and income tax bases of assets and liabilities. The company records and adjusts any deferred tax asset valuations based on judgment as to future realization of the deferred tax benefits supported by demonstrated trends in the Company’s operating results.

As a Canadian corporation, the Company is liable for income taxes under the laws of Canada. Under Canadian laws the Company’s Canadian-source income is subject to a 38% tax (denominated in Canadian dollars). Operating losses can be carried forward for either ten or twenty years. The Company has unused operating loss carry-forwards at December 31, 2012 that may be applied against future Canadian taxable income.

The following table summarizes the Company’s available loss-carryforwards and net operating loss (NOL) for 2010, 2011, and 2012:

Description	2010	2011	2012
Non-capital losses carried forward 7 years	$138,305	$-	$-
Non-capital losses carried forward 10 years	906,972	906,972	906,972
Non-capital losses carried forward 20 years	1,777,485	2,315,022	2,661,107
Eligible capital losses	2,578	2,398	2,398
Total	$2,825,340	$3,224,392	$3,570,477

The potential tax benefit from these operating loss carry-forwards is $1,357,000, $1,225,000 and  $1,074,000 in 2012, 2011 and 2010 respectively.  The Company has recognized a valuation allowance against these deferred tax assets due to the inability to foresee when such benefits will be realized.

Because the timing of realization of the tax benefit from these loss carry-forwards cannot be currently projected, a valuation allowance has been established to completely offset this asset.

The Company is subject to a 30% Australian income tax on Australian source royalty income. This tax is withheld by the payer. The Company incurred Australian income taxes on its oil and gas production totaling $17,822, $17,925 and $10,026 in 2012, 2011 and 2010, respectively.

Loss Per Share

U.S. accounting rules provide for the calculation of “Basic” and “Diluted” earnings per share. Basic earnings per common share are computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted loss per common share reflect the potential dilution of securities that could share in the loss of the entity on as “as if converted” basis. This is computed by dividing net income available to common shareholders, as adjusted if necessary, by the weighted average number of common shares outstanding plus potentially dilutive securities.

Weighted average shares outstanding were 43,670,542, 21,096,182 and 19,772,491 for 2012, 2011, and 2010 respectively. Outstanding common stock equivalents have been excluded from the calculation of diluted losses per share because their effect would be antidilutive.

Cash Flows

The Company considers unrestricted cash and cash investments with initial maturity or marketability of three months or less to be cash equivalents for purposes of presenting its Statement of Cash Flows. Cash investments whose use is limited through collateral restrictions are not considered to be cash for cash flows.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimated.

Financial Instruments

Unless otherwise specified, management believes the carrying value of its financial instruments approximates their fair value due to the short term to maturity.

Reclassifications

Certain 2011 and 2010 amounts have been reclassified in order to conform to the 2012 financial statement presentation.

Recent Accounting Pronouncements

No recent accounting pronouncements or other authoritative guidelines have been issued that management considers likely to have a material impact on our consolidated financial statements.